Supplement to the
Fidelity® Emerging Markets Index Fund
Institutional Class and Institutional Premium Class
December 30, 2016
Summary Prospectus

Effective December 18, 2017, the redemption fee for Fidelity® Emerging Markets Index Fund has been removed.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.08%	0.08%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%(a)	0.00%
Total annual operating expenses	0.10%	0.08%

(a)  Adjusted to reflect current fees

	Institutional Class	Institutional Premium Class
1 year	$10	$8
3 years	$32	$26
5 years	$56	$45
10 years	$128	$103

EMX-I-EMX-AI-SUM-17-02 1.9870399.105	November 17, 2017

Supplement to the
Fidelity® Emerging Markets Index Fund
Investor Class and Premium Class
December 30, 2016
Summary Prospectus

Effective December 18, 2017, the redemption fee for Fidelity® Emerging Markets Index Fund has been removed.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.08%	0.08%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.21%	0.05%
Total annual operating expenses	0.29%	0.13%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$30	$13
3 years	$93	$42
5 years	$163	$73
10 years	$368	$166

EMX-SUM-17-02 1.9870397.104	November 17, 2017